Warrant liability (Details Narrative) - USD ($)		12 Months Ended
	Dec. 06, 2021	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Exercise price warrants	$ 5.75
Warrant liability		$ 125,528
Public warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued	11,500,000
Exercise price warrants		$ 0.01
Warrant liability		$ 119,600
Private placement warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued	570,000
Exercise price warrants		$ 0.01
Warrant liability	$ 5,928